Investments - Summary of Equity Method Investments Non-current (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 15,830	₨ 15,647
Tricentis Corporation [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	3,081	2,764
YugaByte, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	2,194	2,161
Immuta, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,411	1,390
TLV Partners, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,296	1,318
Vectra Networks, Inc [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,171	1,153
CyCognito Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	1,076	1,060
Incorta Inc, Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	784	772
TLV Partners II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	713	801
Work-Bench Ventures II-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	495	491
B Capital Fund II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	488	517
Kognitos, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	330	123
TLV Partners III, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	307	354
Boldstart Ventures IV, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	305	343
Avaamo Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	287	283
Boldstart Opportunities II, L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	264	321
Vulcan Cyber Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	250	247
Sealights Technologies Ltd [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	200	197
EMA Unlimited Inc [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	167	0
Headspin Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	160	158
Glilot Capital Partners III L.P. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	132	255
Squadcast, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	100	99
Netspring Data, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	72	164
Wep Solutions Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	70	33
FPEL Ujwal Private Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	63	0
Apilyze Inc [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	63	0
Spartan Radar [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	57	164
Wep Peripherals Ltd. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	57	58
Work-Bench Ventures III-A, LP [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	56	50
GTMfund II-QP LP [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	43	0
Tangibly Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	42	0
Harte Hanks Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	38	66
Kibsi, Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	20	123
Altizon Systems Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Drivestream India Private Limited [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	19	19
Moogsoft (Herd) Inc. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	0	144
Tradeshift Inc. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments designated at fair value through other comprehensive income	₨ 0	₨ 0